Schedule of Incremental Lifetime ECL Impact (Details) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
IFRS Statement [Line Items]
Incremental lifetime ECLs impact	$ 1,780	$ 1,705
12-month expected credit losses [member]
IFRS Statement [Line Items]
All performing loans and off-balance sheet instruments using 12-month ECLs	4,819	4,903
Stage One and Two [member]
IFRS Statement [Line Items]
Probability-weighted ECLs	$ 6,599	$ 6,608